Risk and Capital Management: Financial Instruments - Disclosure of detailed information about financial assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Assets
Investments	$ 6,386
Warrants	195
Total	6,581
Liability
Derivative liability	754
Total	754
Level 1
Assets
Investments	4,001
Warrants	0
Total	4,001
Liability
Derivative liability	0
Total	0
Level 2
Assets
Investments	2,385
Warrants	195
Total	2,580
Liability
Derivative liability	754
Total	754
Level 3
Assets
Investments	0
Warrants	0
Total	0
Liability
Derivative liability	0
Total	$ 0